DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Long-Term Debt
A summary of long-term debt is as follows:

		December 31, 2012			December 31, 2011
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facilities	5/4/2017	—	$—	$—	$—	$—
11.5% Senior Secured Notes (1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes (2)	1/15/2019	11.75%	341,493	361,388	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	198,248	—	—
8.75% Second Priority Senior Secured Notes (3)	2/1/2019	8.75%	394,871	159,960	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.06%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	58,995	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total long-term debt			1,187,052	811,546	1,201,077	831,813

Interest Expense Related to Long Term Debt and Cash Interests Payments on Long-Term Debt
Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Interest expense	$126,486	$120,861	$118,506
Cash interest paid	114,849	117,043	115,405
Debt issuance cost amortization(1)	4,957	5,036	5,290

Payments Required Under Long-Term Debt
The payments required under the debt listed above during the years following December 31, 2012, are set forth below:

(Dollars in thousands)
2013	$—
2014	13,310
2015	—
2016	142,500
2017	—
2018 and thereafter	1,035,878
Total debt	$1,191,688